Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 294,895,707	¥ 276,741,152	¥ 272,173,200
Significant unconsolidated VIEs- Maximum exposure to loss	2,070,000	1,521,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	13,428,079	11,810,404
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	7,955,000	5,823,000
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,252,000	3,387,000
Asset-backed commercial paper/loan programs | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	96,000	100,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	3,457,000	1,609,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	183,000	181,000
Investments in securitization products
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	382,000	384,000
Investments in securitization products | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	1,974,000	1,421,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,246,000	1,562,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	7,773,000	5,642,000
Trust arrangements and other
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	5,090,000	4,869,000
Trust arrangements and other | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 0	¥ 0